revenue from contracts with customers - Contract assets (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Contract assets
Contract assets at beginning of period		$ 1,238	$ 1,475
Net additions arising from operations		959	1,161
Amounts billed in the period and thus reclassified to accounts receivable	[1]	(1,363)	(1,416)
Change in impairment allowance, net		15	17
Other		1	1
Contract assets at end of period		850	1,238
Reconciliation of contract assets presented in the Consolidated statements of financial position - current
Gross contract assets		582	910
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities		(10)	(7)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets		(133)	(166)
Current contract assets		439	737
Wireless segment
Contract assets
Amounts billed in the period and thus reclassified to accounts receivable		1,015	1,288
The 12-month period ending one year hence
Contract assets
Contract assets at beginning of period		910
Contract assets at end of period		582	910
The 12-month period ending two years hence
Contract assets
Contract assets at beginning of period		308
Contract assets at end of period		253	308
Thereafter
Contract assets
Contract assets at beginning of period		20
Contract assets at end of period		$ 15	$ 20

[1]	For the year ended December 31, 2020, amounts billed for our wireless products and services and reclassified to accounts receivable totalled $1,015 (2019 - $1,288).